Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: September 10, 2021

Payment Date	9/15/2021
Collection Period Start	8/1/2021
Collection Period End	8/31/2021
Interest Period Start	8/16/2021
Interest Period End	9/14/2021

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$214,603,656.86	$21,993,266.96	$192,610,389.90	0.469781	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$382,133,656.86	$21,993,266.96	$360,140,389.90

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$392,418,401.33	$369,983,020.82	0.295986
YSOC Amount	$7,220,909.42	$6,778,795.87
Adjusted Pool Balance	$385,197,491.91	$363,204,224.95
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$214,603,656.86	2.51000%	30/360	$448,879.32
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$382,133,656.86			$819,966.98

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$392,418,401.33	$369,983,020.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$385,197,491.91	$363,204,224.95
Number of Receivable Outstanding	37,461	36,327
Weight Average Contract Rate	4.46%	4.47%
Weighted Average Remaining Term (months)	33	32

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,462,136.63
Principal Collections	$22,330,128.36
Liquidation Proceeds	$124,720.36
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,916,985.35
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,916,985.35

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$327,015.33	$327,015.33	$—	$—	$23,589,970.02
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,589,970.02
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,589,970.02
Interest - Class A-3 Notes	$448,879.32	$448,879.32	$—	$—	$23,141,090.70
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$22,875,234.70
First Allocation of Principal	$—	$—	$—	$—	$22,875,234.70
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$22,832,937.70
Second Allocation of Principal	$—	$—	$—	$—	$22,832,937.70
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$22,802,696.37
Third Allocation of Principal	$6,669,431.91	$6,669,431.91	$—	$—	$16,133,264.46
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,100,571.13
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,840,571.13
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,840,571.13
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$776,736.08
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$776,736.08
Remaining Funds to Certificates	$776,736.08	$776,736.08	$—	$—	$—
Total	$23,916,985.35	$23,916,985.35	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$7,220,909.42
Increase/(Decrease)	$(442,113.55)
Ending YSOC Amount	$6,778,795.87

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$385,197,491.91	$363,204,224.95
Note Balance	$382,133,656.86	$360,140,389.90
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	8	$105,252.15
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	77	$124,720.36
Monthly Net Losses (Liquidation Proceeds)			$(19,468.21)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			(0.22)%
Preceding Collection Period			0.09%
Current Collection Period			(0.06)%
Four-Month Average Net Loss Ratio			(0.02)%
Cumulative Net Losses for All Periods			$1,884,702.48
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	65	$853,221.24
60-89 Days Delinquent	0.06%	16	$226,976.66
90-119 Days Delinquent	0.03%	9	$124,544.14
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.33%	90	$1,204,742.04

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	7	$82,138.32
Total Repossessed Inventory	9	$105,829.49

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	25	$351,520.80
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.08%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.10%
Current Collection Period		0.10%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.47	0.13%	33	0.09%